INCOME TAX - Schedule of Reconciliation of the Differences between the Income Tax Benefit Computed Based on the PRC Statutory Income Tax Rate and the Group's Income Tax Expense (Parenthetical) (Details)
12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effect of withholding tax on interest income of a PRC subsidiary, percentage	7.00%